SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of shares upon exercise
Outstanding at beginning of year	713,090	592,126
Granted	996,200	612,173
Vested	(312,201)	(326,026)
Forfeited	(145,058)	(165,183)
Unvested at end of year	1,252,031	713,090
Weighted average share price
Outstanding at beginning of year	$ 6.04	$ 6.53
Granted	5.54	5.00
Vested	5.72	6.48
Forfeited	5.01	6.04
Unvested at end of year	$ 5.45	$ 6.04